PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT [Text Block]

14. PROPERTY, PLANT AND EQUIPMENT

	Property
	acquisition	Mineral	Plant and	Construction
Cost	costs	properties	equipment	in progress	Total
As at January 1, 2023	115,442	661,268	803,183	145,718	1,725,611
Additions	-	102,346	31,305	72,690	206,341
Cariboo acquisition (Note 3)	-	34,520	75,686	5,373	115,579
Changes in rehabilitation cost asset	-	12,673	-	-	12,673
Disposals	-	-	(18,911)	-	(18,911)
Foreign exchange translation	(2,029)	(2,415)	(1,516)	(2,082)	(8,042)
Transfers between categories	-	-	17,975	(17,975)	-
As at December 31, 2023	113,413	808,392	907,722	203,724	2,033,251
Additions	-	63,581	34,351	309,586	407,518
Cariboo acquisition (Note 3)	-	55,763	65,197	5,234	126,194
Deemed disposition (Note 3)	-	(12,838)	(504)	-	(13,342)
Changes in rehabilitation cost asset	-	1,481	-	-	1,481
Disposals	-	-	(44,658)	-	(44,658)
Foreign exchange translation	7,774	12,586	1,056	26,792	48,208
Transfers between categories	-	-	119,585	(119,585)	-
As at December 31, 2024	121,187	928,965	1,082,749	425,751	2,558,652

Accumulated depreciation
As at January 1, 2023	-	337,048	359,323	-	696,371
Depletion and amortization	-	14,008	54,732	-	68,740
Disposals	-	-	(17,861)	-	(17,861)
As at December 31, 2023	-	351,056	396,194	-	747,250
Depletion and amortization	-	66,324	13,410	-	79,734
Disposals	-	-	(38,434)	-	(38,434)
As at December 31, 2024	-	417,380	371,170	-	788,550

Net book value
As at December 31, 2023	113,413	457,336	511,528	203,724	1,286,001
As at December 31, 2024	121,187	511,585	711,579	425,751	1,770,102

The following schedule shows the continuity of property, plant and equipment net book value for the year ended December 31, 2024 and 2023:

		As at December 31,
	2024	2023
Net book value as at January 1	1,286,001	1,029,240
Additions:
Gibraltar capitalized stripping costs	35,771	61,614
Gibraltar sustaining capital expenditures	29,963	32,724
Gibraltar capital expenditures	20,803	31,291
Cariboo acquisition (Note 3)	126,194	115,579
Deemed disposition (Note 3)	(13,342)	-
Florence Copper development costs	287,265	59,178
Florence Copper capitalized borrowing costs	23,060	8,865
Yellowhead development costs	3,049	826
Aley development costs	1,289	1,011
Other items:
Right of use assets	6,317	10,981
Rehabilitation costs asset (Note 20)	1,481	12,673
Disposals	(6,223)	(1,199)
Foreign exchange translation and other	48,208	(8,042)
Depletion and amortization	(79,734)	(68,740)
Net book value as at December 31	1,770,102	1,286,001

	Gibraltar	Florence
Net book value	Mine	Copper	Yellowhead	Aley	Other	Total
As at December 31, 2022	610,399	380,987	21,950	14,873	1,031	1,029,240
Cariboo acquisition (Note 3)	115,579	-	-	-	-	115,579
Net additions	135,234	68,162	884	1,011	-	205,291
Changes in rehabilitation cost asset (Note 20)	12,673	-	-	-	-	12,673
Depletion and amortization	(68,377)	-	(8)	-	(355)	(68,740)
Foreign exchange translation	-	(8,042)	-	-	-	(8,042)
As at December 31, 2023	805,508	441,107	22,826	15,884	676	1,286,001
Cariboo acquisition (Note 3)	126,194	-	-	-	-	126,194
Deemed disposition (Note 3)	(13,342)	-	-	-	-	(13,342)
Net additions	86,372	310,584	3,049	1,289	-	401,294
Changes in rehabilitation costs asset (Note 20)	445	1,036	-	-	-	1,481
Depletion and amortization	(79,266)	-	(113)	-	(355)	(79,734)
Foreign exchange translation	-	48,208	-	-	-	48,208
As at December 31, 2024	925,911	800,935	25,762	17,173	321	1,770,102

During the year ended December 31, 2024, the Company capitalized development costs of $287,524 (2023 - $59,178) for the Florence Copper project, and capitalized $23,060 (2023 - $8,865) in related borrowing costs.

During the year ended December 31, 2024, non-cash additions to property, plant and equipment of Gibraltar include $5,784 (2023 - $10,835) of depreciation on mining assets related to capitalized stripping.

Since January 1, 2020, development costs for Yellowhead of $9,537 have been capitalized as mineral property, plant and equipment.

Depreciation related to the right of use assets for the year ended December 31, 2024, was $12,269 (2023 - $10,740).